Note 14 - Reportable Business Segments - Components of Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 966,653	$ 912,203	$ 2,799,953	$ 2,611,836
Gross margin	188,513	171,305	515,384	471,531
Administrative	56,031	50,389	170,221	145,826
Selling and marketing expenses	57,255	55,547	164,547	172,200
Depreciation of property, plant and equipment	1,171	1,041	3,029	3,023
Amortization of intangible assets	7,307	5,439	16,647	13,230
Other operating expenses	96,252	14,721	144,705	60,719
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	(29,503)	44,168	16,235	76,533
Finance costs	(22,762)	(13,266)	(59,225)	(37,777)
Change in fair value of derivative instruments and other	(1,515)	183,759	(62,003)	223,453
Change in fair value of Filter Group contingent consideration	(5,462)		(5,462)
Other income	2,569	(633)	5,282	1,169
Recovery for income taxes	(9,088)	(5,613)
Profit (loss) for the period	(47,585)	208,415	(110,458)	252,801
Capital expenditures	15,264	12,201	36,686	27,682
Provision for income taxes	9,088	(5,613)	(5,285)	(10,577)
Total goodwill	350,185	291,492	350,185	291,492
Total assets	1,779,001	1,387,529	1,779,001	1,387,529	$ 1,601,393
Total liabilities	1,706,994	1,463,244	1,706,994	1,463,244	$ 1,384,858
Consumer division [member]
Statement Line Items [Line Items]
Sales	615,997	579,968	1,751,783	1,571,439
Gross margin	145,867	132,807	389,878	355,699
Administrative	21,817	18,765	65,218	52,081
Selling and marketing expenses	39,106	39,127	109,310	118,759
Depreciation of property, plant and equipment	1,120	956	2,876	2,779
Amortization of intangible assets	6,441	4,954	15,068	11,761
Other operating expenses	94,318	13,662	137,684	58,531
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	(16,935)	55,343	59,722	111,788
Finance costs
Change in fair value of derivative instruments and other
Change in fair value of Filter Group contingent consideration
Other income
Recovery for income taxes
Profit (loss) for the period
Capital expenditures	13,894	8,175	33,457	18,547
Provision for income taxes
Total goodwill	194,021	148,661	194,021	148,661
Total assets	1,326,855	858,087	1,326,855	858,087
Total liabilities	1,488,133	1,173,471	1,488,133	1,173,471
Commercial division [member]
Statement Line Items [Line Items]
Sales	350,656	332,235	1,048,170	1,040,397
Gross margin	42,646	38,498	125,506	115,832
Administrative	10,565	8,373	31,737	26,784
Selling and marketing expenses	18,149	16,420	55,237	53,441
Depreciation of property, plant and equipment	51	85	153	244
Amortization of intangible assets	866	485	1,579	1,469
Other operating expenses	1,934	1,059	7,021	2,188
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	11,081	12,076	29,779	31,706
Finance costs
Change in fair value of derivative instruments and other
Change in fair value of Filter Group contingent consideration
Other income
Recovery for income taxes
Profit (loss) for the period
Capital expenditures	1,370	4,026	3,229	9,135
Provision for income taxes
Total goodwill	156,164	142,831	156,164	142,831
Total assets	452,146	529,442	452,146	529,442
Total liabilities	218,862	289,773	218,862	289,773
Corporate [member]
Statement Line Items [Line Items]
Sales
Gross margin
Administrative	23,649	23,251	73,266	66,961
Selling and marketing expenses
Depreciation of property, plant and equipment
Amortization of intangible assets
Other operating expenses
Operating profit before: finance costs, change in fair value of derivative instruments and other income, net	(23,649)	(23,251)	(73,266)	(66,961)
Finance costs
Change in fair value of derivative instruments and other
Change in fair value of Filter Group contingent consideration
Other income
Recovery for income taxes
Profit (loss) for the period
Capital expenditures
Provision for income taxes
Total goodwill
Total assets
Total liabilities